EPAZZ, Inc., Consolidated Statement of Operations, Three and Six Months Ended June 30, 2011 and 2010 (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue	$ 282,707	$ 282,707	$ 487,129	$ 182,142
Operating Expenses
General and Administrative	180,798	68,647	324,709	149,885
Depreciation and Amortization Expense	29,271	19,505	52,978	29,189
Total Operating Expense	210,069	88,152	377,687	179,074
Operating Profit	72,638	43,230	109,442	3,068
Other Income and Expense
Interest Income	12	45	27	45
Interest Expense	(13,882)	(7,772)	(24,820)	(11,887)
Total Other Income and Expense	(13,870)	(7,727)	(24,793)	(11,842)
Net Income (Loss)	$ 58,768	$ 35,503	$ 84,647	$ (8,774)